LONG-TERM DEPOSITS (Details Textual) (Bank Time Deposits [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Bank Time Deposits [Member]
Long Term Deposits [Line Items]
Investment Interest Rates	1.50%	2.10%